SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION [Text Block]

22. SHARE-BASED COMPENSATION

a) Share Options

The Company has an equity-settled share option plan approved by the shareholders that allows it to grant options to directors, officers, employees and other service providers. Under the plan, a maximum of 9.5% of the Company's outstanding common shares may be granted. The maximum allowable number of outstanding options to independent directors as a group at any time is 1% of the Company's outstanding common shares. The exercise price of an option is set at the time of grant using the five-day volume-weighted average price of the common shares. Options are exercisable for a maximum of five years from the effective date of grant under the plan. Vesting conditions of options are at the discretion of the Board of Directors at the time the options are granted.

	Options	Average
	(thousands)	price
Outstanding as at January 1, 2023	9,288	1.62
Granted	2,769	2.35
Exercised	(1,910)	0.80
Cancelled/forfeited	(182)	2.34
Expired	(1,166)	2.86
Outstanding as at January 1, 2024	8,799	1.85
Granted	2,996	1.88
Exercised	(2,615)	1.36
Cancelled/forfeited	(97)	1.97
Expired	(50)	0.91
Outstanding as at December 31, 2024	9,033	2.01
Exercisable as at December 31, 2024	6,226	2.00

During the year ended December 31, 2024, the Company granted 2,996,000 (2023 - 2,769,000) share options to directors, executives and employees, exercisable at an average exercise price of $1.88 per common share (2023 - $2.35 per common share) over a five-year period. The total fair value of options granted was $3,156 (2023 - $3,738) based on a weighted average grant-date fair value of $1.05 (2023 - $1.35) per option.

	Options	Average life
Range of exercise price	(thousands)	(years)
$0.69 to $1.58	2,217	0.89
$1.59 to $2.01	2,812	3.98
$2.02 to $2.58	3,914	2.61
$2.59 to $3.45	50	4.33
$3.46 to $3.51	40	4.77
	9,033	2.63

	2024	2023
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	64%	66%
Dividend yield	0%	0%
Risk-free interest rate	3.5%	3.0%
Weighted-average fair value per option	$1.05	$1.35

b) Deferred, Performance and Restricted Share Units

The Company has adopted a Deferred Share Unit ("DSU") Plan (the "DSU Plan") that provides for an annual grant of DSUs to each non-employee director of the Company, or an equivalent cash payment in lieu thereof, which participants have agreed would, in the first instance, be used to assist in complying with the Company's share ownership guidelines. DSUs vest immediately upon grant and are paid out in cash when a participant ceases to be a director of the Company.

The Company has established a Performance Share Unit ("PSU") Plan (the "PSU Plan") whereby PSUs are issued to executives as long-term incentive compensation. PSUs issued under the PSU Plan entitle the holder to a cash or equity payment (as determined by the Board of Directors) at the end of a three-year performance period equal to the number of PSUs granted, adjusted for a performance factor and multiplied by the quoted market value of a Taseko common share on the completion of the performance period. The performance factor can range from 0% to 250% and is determined by comparing the Company's total shareholder return to those achieved by a peer group of companies. The Company has also established a non-executive employee Restricted Share Units ("RSUs") plan for employees as long-term incentive compensation.

A long-term financial liability of $8,152 has been recorded as at December 31, 2024 (2023 - $4,572), representing the fair value of the liability, which is based on the Company's stock price at the reporting period date.

	RSUs	DSUs	PSUs
	(thousands)	(thousands)	(thousands)
Outstanding at January 1, 2023	-	1,958	2,500
Granted	380	343	830
Settled	-	-	(1,375)
Outstanding as at January 1, 2024	380	2,301	1,955
Granted	500	304	880
Cancelled	(80)	-	-
Settled	-	-	-
Outstanding as at December 31, 2024	800	2,605	2,835

During the year ended December 31, 2024, 303,750 DSUs were issued to directors (2023 - 342,750), 880,000 PSUs to senior executives (2023 - 830,000) and 500,000 RSUs to non-executives (2023 - 380,000). The fair value of DSUs, PSUs and RSUs granted was $2,993 (2023 - $4,344), with a weighted average fair value at the grant date of $1.78 per unit for the DSUs (2023 - $2.37 per unit), $2.87 per unit for the PSUs (2023 - $4.25 per unit), and $1.78 per unit for the RSUs (2023 - $2.34).

c) Share-based Compensation Expenses

Share-based compensation expense is comprised as follows:

	2024	2023
Share options - amortization	3,133	3,452
Performance share units - amortization	2,713	2,178
Restricted share units - amortization	566	293
Change in fair value of deferred share units	3,013	403
	9,425	6,326